SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Significant Risks and Uncertainties (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 57,372,128	$ 132,622,467
RMB
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 22,975,442	$ 85,234,545